(Vanguard Managed Payout Distribution Focus Fund Retail) (Vanguard Managed Payout Distribution Focus Fund, Vanguard Managed Payout Distribution Focus Fund - Investor Shares)	24 Months Ended
Dec. 31, 2011
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.46%